Note FDIC loss share asset (FDIC loss share - Additional Information) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) D	Dec. 31, 2016
Business Acquisition, Contingent Consideration [Line Items]
True Up Payment Term | D	45
Intrinsic Loss Estimate	$ 4,600
Servicing Amount Period Trueup Payment	twelve-month period
Contingent consideration
Business Acquisition, Contingent Consideration [Line Items]
Fair Value Inputs Discount Rate	5.47%	5.97%
Payment Percentage True-up Payment
Business Acquisition, Contingent Consideration [Line Items]
Fixed Percentage True Up Payment	50.00%
Intrinsic Loss Estimate True-up Payment
Business Acquisition, Contingent Consideration [Line Items]
Percent Calculation Intrinsic Loss Estimate	$ 925
Fixed Percentage True Up Payment	20.00%
Asset Discount True-up Payment
Business Acquisition, Contingent Consideration [Line Items]
Calculation Percent Asset Discount Per Bid	$ 1,100
Fixed Percentage True Up Payment	25.00%
Cumulative Shared Loss Payments True-up Payment
Business Acquisition, Contingent Consideration [Line Items]
Fixed Percentage True Up Payment	25.00%
Servicing Percentage True-up Payment
Business Acquisition, Contingent Consideration [Line Items]
Fixed Percentage True Up Payment	1.00%
Single Family Loan
Business Acquisition, Contingent Consideration [Line Items]
Weighted Average Life Of Loan Subject To F D I C Agreement	7 years 2 months
Banco Popular de Puerto Rico
Business Acquisition, Contingent Consideration [Line Items]
Loss Sharing Agreement Allocation Percentage	80.00%
FDIC
Business Acquisition, Contingent Consideration [Line Items]
Loss Sharing Agreement Allocation Percentage	80.00%
FDIC | Residential Mortgage
Business Acquisition, Contingent Consideration [Line Items]
Loss Sharing Term	10